Loan Commitments And Other Related Activities (Contractual Amounts Of Financial Instruments With Off-Balance-Sheet Risk) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Commitments To Make Loans [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	$ 80,528	$ 15,856
Variable Rate	36,542	21,716
Unused Lines Of Credit [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	6,218	8,068
Variable Rate	50,355	38,760
Standby Letters Of Credit [Member]
Other Contingencies And Commitments [Line Items]
Fixed Rate	$ 946	$ 1,115